Contractual Commitments and Contingent Liabilities Contractual Commitments and Contingent Liabilities (Notes)	3 Months Ended
Mar. 31, 2017
Contractual Commitments and Contingent Liabilities [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Contractual Commitments and Contingent Liabilities
Contractual Commitments
Except as described in Note 1, during the three months ended March 31, 2017, we have not entered into any material contractual commitments outside of the ordinary course of business that have materially changed our contractual commitments as compared to December 31, 2016.
Contingent Liabilities
Self-Insurance
We are self-insured for workers compensation and other risk insurance with a total estimated self-insurance liability of $192 million and $179 million as of March 31, 2017 and December 31, 2016, respectively, and estimated employee medical insurance claims of $3 million have been funded through CEOC as of March 31, 2017. The liability related to certain health insurance contracts was transferred from CEOC to CES during the first quarter of 2017.
Deferred Compensation and Employee Benefits
Deferred Compensation Plans
As of March 31, 2017, certain current and former employees of Caesars, and our subsidiaries and affiliates, have balances under the Harrah’s Entertainment, Inc. Executive Supplemental Savings Plan (“ESSP”), the Harrah’s Entertainment, Inc. Executive Supplemental Savings Plan II (“ESSP II”), the Park Place Entertainment Corporation Executive Deferred Compensation Plan (“CEDCP”), the Harrah’s Entertainment, Inc. Deferred Compensation Plan (“DCP”), and the Harrah’s Entertainment, Inc. Executive Deferred Compensation Plan (“EDCP”). These plans are deferred compensation plans that allow certain employees an opportunity to save for retirement and other purposes.
Each of the plans is now frozen and is no longer accepting contributions. However, participants may still earn returns on existing plan balances based upon their selected investment alternatives, which are reflected in their deferral accounts.
Plan obligations in respect of all of these plans were included in Caesars’ financial statements as liabilities prior to the deconsolidation of CEOC. Caesars has recorded in the accompanying financial statements $40 million in liabilities as of both March 31, 2017 and December 31, 2016, representing the estimate of its obligations under the ESSP and ESSP II and for certain former Directors and employees who had employment agreements with Harrah’s Entertainment, Inc. (the predecessor to CEC) and participated in the EDCP. The additional liability in respect of the CEDCP and DCP that Caesars has not recorded was approximately $33 million and $32 million as of March 31, 2017 and December 31, 2016, respectively, as we determined that this portion of the liability was attributable to CEOC pending the effectiveness of the settlement described below.
Trust Assets
CEC is a party to a trust agreement (the “Trust Agreement”) and an escrow agreement (the “Escrow Agreement”), each structured as so-called “rabbi trust” arrangements, which hold assets that may be used to satisfy obligations under the deferred compensation plans above. Amounts held pursuant to the Trust Agreement and the Escrow Agreement were approximately $62 million and $59 million, respectively, as of March 31, 2017, and $62 million and $57 million, respectively, as of December 31, 2016.
The assets held pursuant to the Trust Agreement have been reflected as long-term restricted assets on the Balance Sheets. The assets held pursuant to the Escrow Agreement were not reflected on the Balance Sheets as we continued to assess the Escrow Agreement and the propriety of the funds that were contributed in accordance with the agreement prior to reaching the settlement described below, which was not yet effective as of March 31, 2017.
Settlement Agreement
On September 14, 2016, CEC entered into a settlement agreement with CEOC related to the liabilities and assets associated with the above deferred compensation plans, which was approved by the Bankruptcy Court on October 17, 2016. Pursuant to the settlement agreement, contemporaneously with the Effective Date of the Restructuring, CEC will assume all obligations to plan participants under or with respect to all five of the deferred compensation plans, and the Debtors will have no further obligations to the deferred compensation plan participants. At that time, CEOC and the other Debtors will relinquish and release any claim or right that any of them may have in respect of the assets held under either the Trust Agreement or the Escrow Agreement. Upon the effectiveness of the Restructuring and CEC’s receipt of the assets held pursuant to the Escrow Agreement, CEC will record the additional assets and liabilities in respect of the CEDCP and DCP and Escrow Agreement, which are $59 million and $33 million, respectively, as of March 31, 2017.